Commitments and Contingencies (Operating Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating commitments, future minimum payments under commitments
2016	$ 20,417
2017	14,386
2018	6,463
2019	6,309
2020 and after	7,465
Total	55,040
Rental expenses under operating leases	$ 15,251	$ 12,871	$ 5,057